Related Party Balances and Transactions (Details)						6 Months Ended					12 Months Ended
	Jun. 30, 2024 SGD ($)	Dec. 28, 2023 SGD ($)	Nov. 30, 2023 SGD ($)	Sep. 12, 2023 SGD ($)	Mar. 10, 2023 SGD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2023 SGD ($)
Related Party Balances and Transactions [Line Items]
Advertisement packages						$ 280,504	$ 219,866	$ 687,191
Rental commission								2,100	$ 1,550
Revolving Credit Facility [Member]
Related Party Balances and Transactions [Line Items]
Credit card settlements						291,392
Overpayment						11,575
Ms. Wong Wan Chew [Member]
Related Party Balances and Transactions [Line Items]
General working capital		$ 240,000
Advertisement packages	$ 10,000
Ms. Wong Wan Pei [Member]
Related Party Balances and Transactions [Line Items]
Advertisement packages	18,333
Ms. Wong Wan Pei [Member] | Revolving Credit Facility [Member]
Related Party Balances and Transactions [Line Items]
Advertisement packages				$ 110,000	$ 169,817
Ms. Wong Wan Chew and Ms. Wong Wan Pei [Member]
Related Party Balances and Transactions [Line Items]
Salaries	$ 85,848
Ms. Rhonda Wong [Member]
Related Party Balances and Transactions [Line Items]
Service fee						250	184	$ 288
Mr. David Loh [Member]
Related Party Balances and Transactions [Line Items]
Service fee										$ 11,000
Revenue recognized											$ 511,040
Ms. Race Wong [Member]
Related Party Balances and Transactions [Line Items]
Service fee						$ 4,770	$ 3,520
Ms. Wong Wan Pei [Member] | Revolving Credit Facility [Member]
Related Party Balances and Transactions [Line Items]
General working capital			$ 200,000